Principal Diversified Select Real Asset Fund 711 High Street, Des Moines, IA 50392 515 247 5111 tel
December 11, 2019
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

Re:	Principal Diversified Select Real Asset Fund
Post-Effective Amendment No. 2 to the Registration Statement on Form N-2
File Nos. 333-228850, 811-23403
Dear SEC Reviewer,
Principal Diversified Select Real Asset Fund (the “Registrant”) is filing, pursuant to Rule 486(a) under the Securities Act of 1933 (the “1933 Act”), with the Securities and Exchange Commission a post-effective amendment to the Registrant’s registration statement on Form N-2 under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”). The Registrant seeks to accomplish the following with the Amendment: (1) add disclosure about limiting fund investments, under certain circumstances, to cash, cash equivalents, and liquid securities in the event that the Registrant cannot satisfy 100% of all redemption requests tendered in at least one quarterly repurchase offer within a 24‑month period; (2) add disclosure about investing through wholly owned subsidiaries in certain renewable assets; and (3) register additional shares under the 1933 Act.

If you have questions or comments, please call me at 515-247-6651. Thank you.
Sincerely,
/s/ John L. Sullivan
John L. Sullivan
Assistant Counsel and Assistant Secretary, Registrant
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